Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 20,744	$ 22,347	$ 13,243
To be paid to co-venturers	0	3,528
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	953	5,760	$ 4,803
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	40,943	48,311
Lease liabilities	9,230	10,890
Trade payables	85,132	62,408
Non-derivative financial liabilities, undiscounted cash flows	136,258	127,131
Less than 1 year [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	953	1,994
Less than 1 year [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties		3,528
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	38,550	49,444
Lease liabilities	6,558	6,230
Trade payables	1,540	1,120
Non-derivative financial liabilities, undiscounted cash flows	46,648	60,560
Between 1 and 2 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	3,766
Between 1 and 2 years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties		0
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	263,550	538,000
Lease liabilities	5,820	5,294
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	269,370	543,294
Between 2 and 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Between 2 and 5 years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties		0
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	513,750	378,875
Lease liabilities	2,871	3,653
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	516,621	382,528
Over 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	$ 0	0
Over 5 years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties		$ 0